Income Tax Benefits (Details) - Schedule of Income Tax Expenses	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Expenses [Abstract]
Statutory rate in PRC	25.00%	25.00%
Effect of preferential tax treatment	(4.00%)	(1.00%)
Effect of different tax jurisdiction	(7.00%)	(19.00%)
Effect of permanence differences
Research and development super-deduction	2.00%	2.00%
Changes in valuation allowance	(15.00%)	(7.00%)
Under provision in prior year
Total income tax provision